Long-term debt (Tables)	12 Months Ended
Dec. 31, 2025
Long-term Debt1 [Abstract]
Disclosure of changes in debt balances

	Convertible senior secured notes	New revolving credit facility	Old revolving credit facility	Equipment loans	Lease Liabilities	Total
	$	$	$	$	$	$

Balance at December 31, 2023	—	—	142,635	20,651	28,839	192,125
Draw downs	—	—	450,000	7,779	—	457,779
Debt repayments	—	—	(200,000)	(11,042)	(6,531)	(217,573)
Transfer outstanding balance to new revolving credit facility	—	400,000	(400,000)	—	—	—
Lease liabilities incurred	—	—	—	—	8,343	8,343
Lease liabilities terminated	—	—	—	—	(461)	(461)
Foreign exchange gains	—	—	—	(618)	(2,291)	(2,909)
Deferred financing costs incurred	—	(8,310)	—	—	—	(8,310)
Deferred financing costs written off	—	—	3,766	—	—	3,766
Non-cash interest and financing expense	—	—	3,599	137	1,387	5,123
Balance at December 31, 2024	—	391,690	—	16,907	29,286	437,883
Draw downs	460,000	200,000	—	21,463	—	681,463
Debt repayments	—	(450,000)	—	(14,003)	(22,078)	(486,081)
Portion allocated to equity	(95,298)	—	—	—	—	(95,298)
Interest payment	(6,430)	—	—	—	—	(6,430)
Financing costs incurred	(11,168)	—	—	—	—	(11,168)
Lease liabilities incurred	—	—	—	—	38,868	38,868
Lease liabilities derecognized	—	—	—	—	(1,050)	(1,050)
Foreign exchange losses	—	—	—	2,651	1,727	4,378
Non-cash interest and financing expense	28,191	2,097	—	—	5,457	35,745
Balance at December 31, 2025	375,295	143,787	—	27,018	52,210	598,310

Current portion	(5,271)	—	—	(8,532)	(20,067)	(33,870)
	370,024	143,787	—	18,486	32,143	564,440

Disclosure of maturity analysis of operating lease payments
The expected timing of undiscounted lease payments at December 31, 2025, for leases accounted for under IFRS 16 is as follows:

$

Less than one year	20,482
One to five years	30,869
More than five years	10,219
61,570

Disclosure of long-term debt maturities
The following table summarizes the Company’s scheduled debt repayments on its outstanding debt as at December 31, 2025:

	2026	2027	2028	2029	2030	Total
	$	$	$	$	$	$

Convertible senior secured notes
Principal	—	—	—	—	460,000	460,000
Interest	12,650	12,650	12,650	12,650	6,325	56,925

Revolving credit facility
Principal	—	—	150,000	—	—	150,000
Interest & commitment fees (estimated)	9,420	9,420	9,083	—	—	27,923

Fekola equipment loan facilities:
Principal	7,835	7,835	7,835	2,815	—	26,320
Interest (estimated)	1,355	897	441	38	—	2,731

Goose equipment loan facility:
Principal	698	—	—	—	—	698
Interest (estimated)	21	—	—	—	—	21

Lease liabilities
Principal	17,718	12,177	7,085	2,608	2,404	41,992
	49,697	42,979	187,094	18,111	468,729	766,610